Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Fair Value of Assets and Liabilities that Measured on Recurring Basis

The following table summarizes the Company’s assets and liabilities that are subject to fair value measurement on a recurring basis and the level of inputs used for such measurement:

	As of September 30, 2025
	Level 1	Level 2	Level 3	Total
Asset:
Intangible Digital Assets	$455,648,074	$—	$—	$455,648,074
Total	$455,648,074	$—	$—	$455,648,074

Schedule of Concentration of Risk	There were three and two individual suppliers that represented 44% and 34% of total accounts payable, as of September 30, 2025 and December 31, 2024, respectively.
Concentration of Revenues – Heritage Distilling Segment	Nine Months Ended September 30,
	2025	2024
Customer A	24%	35%
Customer B	27%	13%
Customer C	17%	16%
Customer D	10%	—%
Customer E	12%	—%
	90%	64%

Concentration of Revenues

	For the Years Ended December 31,
	2024	2023
Customer A	23%	11%
Customer B	10%	10%
Customer C	10%	17%
Customer D	11%	—%
Customer E	25%	—%
Customer F	—%	27%
	79%	65%

Schedule of Revenue Disaggregated by Sales

The following table presents revenue disaggregated by sales channel:

	For the Nine Months Ended September 30,
	2025	2024
Direct to Consumer	$1,757,198	$2,526,302
Wholesale	956,814	1,299,067
Third Party	—	225,718
Total Products Revenue	2,714,012	4,051,087
Distillery Services	780,250	1,258,820
Total Revenue from Contracts with Customers	3,494,262	5,309,907
Crypto and Related Revenue	1,908,544	—
Total Revenue	$5,402,806	$5,309,907

The following table presents revenue disaggregated by sales channel:

	For the Years Ended December 31,
	2024	2023
Direct to Consumer	$3,899,493	$3,183,664
Wholesale	1,595,553	1,657,851
Third Party	1,119,887	294,967
Total Products Net Sales	6,614,933	5,136,482
Services	1,787,555	2,834,742
Total Net Sales	$8,402,488	$7,971,224